Summary of Significant Accounting Policies (Details) - Schedule of Revenue Streams by Segments - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Interest income:
Distribution Business, Insurance brokerage service	$ 16,005,608	$ 2,373,898	$ 25,693,427	$ 2,553,829	$ 24,610,309	$ 929,555
Platform Business, Asset management service	1,287,662	1,632,998	2,631,319	3,397,456	6,106,671	9,420,438
Platform Business, Money lending service	38,175	37,871	76,333	99,194	176,175	961,522
Platform Business, Real estate agency service	39,488	44,905	43,534	115,516	187,072	157,088
Total	17,370,933	4,089,672	28,444,613	6,165,995	31,080,227	11,468,603
Recurring service fees [Member]
Interest income:
Distribution Business, Insurance brokerage service
Platform Business, Asset management service	1,009,702	1,114,721	2,029,597	2,302,644
Platform Business, Money lending service
Platform Business, Real estate agency service
Total	1,009,702	1,114,721	2,029,597	2,302,644
Loans [Member]
Interest income:
Distribution Business, Insurance brokerage service
Platform Business, Asset management service
Platform Business, Money lending service	38,175	37,871	76,333	99,194	176,175	961,522
Platform Business, Real estate agency service
Total	38,175	37,871	76,333	99,194	$ 176,175	$ 961,522
Commissions [Member]
Interest income:
Distribution Business, Insurance brokerage service	16,005,608	2,373,898	25,693,427	2,553,829
Platform Business, Asset management service	277,960	518,277	601,722	1,094,812
Platform Business, Money lending service
Platform Business, Real estate agency service	39,488	44,905	43,534	115,516
Total	$ 16,323,056	$ 2,937,080	$ 26,338,683	$ 3,764,157